Summary of Significant Accounting Policies (Details Narrative) - Successor [Member] $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Accounts Payable [Member]
Purchases of property, plant, and equipment	$ 16,200
Short-term Debt [Member]
Purchases of property, plant, and equipment	$ 5,100